Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended	12 Months Ended
	Feb. 28, 2011 Carrier	Dec. 31, 2011	Mar. 17, 2010	Dec. 31, 2007 Building	Feb. 28, 2011 Marubeni [Member]	Dec. 31, 2011 Marubeni [Member]
Subsequent Events (Additional Textual) [Abstract]
Partnership own joint venture	100.00%				52.00%	52.00%
Subsequent Events (Textual) [Abstract]
Number of LNG carriers	6			4
Remaining equity purchase price	$ 1,300.0	$ 19.0
Financed amount by secured loan facilities	1,060		10
Financed amount through equity contributions	266.0
Amount of equity contribution in partnership	$ 138